PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 98.2%
Aerospace & Defense — 1.5%
Triumph Group, Inc. (a)	57,750	$646,223

Air Freight & Logistics — 3.0%
Forward Air Corp.	8,370	531,746
GXO Logistics, Inc. (a)	13,348	750,959
		1,282,705
Automobile Components — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	75,765	527,324

Banks — 9.2%
Ameris Bancorp	17,785	757,284
FB Financial Corp.	16,494	553,539
Pinnacle Financial Partners, Inc.	10,091	732,303
Popular, Inc.	9,822	724,765
South State Corp.	8,198	607,062
Texas Capital Bancshares, Inc. (a)	9,245	507,366
		3,882,319
Biotechnology — 2.8%
ACADIA Pharmaceuticals, Inc. (a)	13,733	305,971
Halozyme Therapeutics, Inc. (a)	12,275	473,938
Mirum Pharmaceuticals, Inc. (a)	13,081	419,508
		1,199,417
Capital Markets — 1.4%
BGC Group, Inc. - Class A	89,977	584,851

Chemicals — 1.0%
Aspen Aerogels, Inc. (a)	42,034	440,516

Commercial Services & Supplies — 1.4%
Viad Corp. (a)	17,406	579,620

Communications Equipment — 0.6%
Calix, Inc. (a)	6,889	265,847

Construction & Engineering — 1.2%
Construction Partners, Inc. - Class A (a)	12,160	510,234

Construction Materials — 1.5%
Knife River Corp. (a)	10,654	635,831

Consumer Staples Distribution & Retail — 1.4%
Chefs' Warehouse, Inc. (a)	22,634	608,855

Containers & Packaging — 1.2%
O-I Glass, Inc. (a)	34,195	504,718

Electronic Equipment, Instruments & Components — 0.5%
Ouster, Inc. (a)	39,078	200,079

Energy Equipment & Services — 7.1%
ChampionX Corp.	16,351	479,411
Patterson-UTI Energy, Inc.	41,961	491,364
Transocean Ltd. (a)	112,791	717,351
Weatherford International PLC (a)	13,938	1,264,037
		2,952,163
Ground Transportation — 1.6%
ArcBest Corp.	5,498	655,307

Health Care Equipment & Supplies — 3.0%
Alphatec Holdings, Inc. (a)	66,955	794,756
SI-BONE, Inc. (a)	24,230	459,401
		1,254,157
Health Care Providers & Services — 4.4%
Progyny, Inc. (a)	14,594	501,450
RadNet, Inc. (a)	20,339	675,865
Tenet Healthcare Corp. (a)	9,804	676,573
		1,853,888
Hotel & Resort REITs — 1.6%
Ryman Hospitality Properties, Inc.	6,877	690,107

Hotels, Restaurants & Leisure — 12.9%
Bloomin' Brands, Inc.	26,107	609,337
Boyd Gaming Corp.	7,682	453,622
Golden Entertainment, Inc.	26,530	945,530
Norwegian Cruise Line Holdings Ltd. (a)	36,881	563,173
Papa John's International, Inc.	6,123	399,465
Penn Entertainment, Inc. (a)	23,806	584,675
Planet Fitness, Inc. - Class A (a)	8,576	582,653
PlayAGS, Inc. (a)	58,751	449,445
SeaWorld Entertainment, Inc. (a)	17,616	861,422
		5,449,322
Household Durables — 1.0%
Taylor Morrison Home Corp. (a)	9,317	420,197

Industrial REITs — 1.2%
STAG Industrial, Inc.	14,234	510,289

Insurance — 0.8%
Hamilton Insurance Group Ltd. - Class B (a)	21,932	339,946

Machinery — 2.7%
Chart Industries, Inc. (a)	4,413	573,823
Hillman Solutions Corp. (a)	77,838	569,774
		1,143,597
Marine Transportation — 1.4%
Kirby Corp. (a)	7,536	578,388

Media — 7.2%
Clear Channel Outdoor Holdings, Inc. (a)	272,448	395,050
EW Scripps Co. - Class A (a)	65,496	452,577
Gray Television, Inc.	88,258	682,233
Magnite, Inc. (a)	54,070	436,886
Nexstar Media Group, Inc. - Class A	4,440	630,169
Stagwell, Inc. (a)	91,338	458,517
		3,055,432
Metals & Mining — 1.7%
Carpenter Technology Corp.	10,409	737,061

Oil, Gas & Consumable Fuels — 4.6%
California Resources Corp.	10,554	540,470
Golar LNG Ltd.	15,568	335,179
Northern Oil and Gas, Inc.	21,467	803,294
Talos Energy, Inc. (a)	18,204	253,400
		1,932,343
Pharmaceuticals — 1.0%
Collegium Pharmaceutical, Inc. (a)	16,104	412,746

Real Estate Management & Development — 1.4%
Newmark Group, Inc. - Class A	69,891	575,203

Semiconductors & Semiconductor Equipment — 6.9%
Allegro MicroSystems, Inc. (a)	16,116	438,678
Kulicke & Soffa Industries, Inc.	14,559	750,079
Navitas Semiconductor Corp. (a)	72,931	506,141
Rambus, Inc. (a)	12,074	817,047
Semtech Corp. (a)	25,179	412,180
		2,924,125
Software — 2.8%
RingCentral, Inc. - Class A (a)	19,030	541,594
Zuora, Inc. - Class A (a)	68,282	622,732
		1,164,326
Textiles, Apparel & Luxury Goods — 1.3%
Crocs, Inc. (a)	5,134	542,202

Trading Companies & Distributors — 4.9%
FTAI Aviation Ltd.	16,447	677,781
H&E Equipment Services, Inc.	16,403	726,817
NOW, Inc. (a)	65,306	651,101
		2,055,699
Wireless Telecommunication Services — 0.7%
Gogo, Inc. (a)	29,452	295,404
TOTAL COMMON STOCKS (COST $41,504,011)		41,410,441

	NUMBER OF SHARES (000'S)
SHORT-TERM INVESTMENTS — 2.2%
Money Market Deposit Accounts — 2.2%
U.S. Bank Money Market Deposit Account, 3.27% (b)	919	919,421
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $919,421)		919,421
TOTAL SHORT-TERM INVESTMENTS (COST $919,421)		919,421
TOTAL INVESTMENTS (COST $42,423,432) — 100.4%		42,329,862
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(157,096)
TOTAL NET ASSETS — 100.0%		$42,172,766

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown is as of November 30, 2023.

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
PORTFOLIO HOLDINGS SUMMARY TABLE
NOVEMBER 30, 2023 (UNAUDITED)

COUNTRY EXPOSURE (as a percentage of total investments)

COMMON STOCKS
United States	89.8%
Ireland	3.0%
Singapore	1.8%
Puerto Rico	1.7%
Bermuda	1.6%
SHORT-TERM INVESTMENTS
United States	2.2%

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$41,410,441	$41,410,441	$–	$–
Total Equity Securities	$41,410,441	$41,410,441	$–	$–

Short-Term Investments
Money Market Deposit Accounts	$919,421	$919,421	$–	$–
Total Short-Term Investments	$919,421	$919,421	$–	$–
Total Assets*	42,329,862	42,329,862	–	–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.